Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2024
Deposits from banks [Abstract]
Schedule of deposits from banks by type

Deposits from banks by type
	Netherlands		Rest of the world		Total
in EUR million	2024	2023	2024	2023	2024	2023
Non-interest bearing	5	3	166	174	171	177
Interest bearing	5,845	7,803	10,707	15,277	16,553	23,080
	5,850	7,806	10,873	15,451	16,723	23,257